Contingencies and Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments [Line Items]
Letters of credit issued under revolving credit facilities	$ 1,954
Aggregate amounts of estimated payments - 2012	468
Aggregate amounts of estimated payments - 2013	467
Aggregate amounts of estimated payments - 2014	467
Aggregate amounts of estimated payments - 2015	458
Aggregate amounts of estimated payments - 2016	364
Aggregate amounts of estimated payments - 2017 and after	4,890
Total payments under long-term throughput agreements and take-or-pay agreements	429	216	114
Revolving Credit Facility [Member]
Commitments [Line Items]
Letters of credit issued under revolving credit facilities	$ 40